Financial Risk Management - Capital Management - Financial measurements and ratios (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Risk Management
Capitalization	$ 28,960.7		$ 29,068.3
Holding company cash and investments (net of derivative obligations)	1,326.4		1,446.2
Borrowings	8,624.9		7,753.0	$ 8,814.0
Net debt	7,298.5		6,306.8
Non-controlling interests	3,659.6		4,930.2
Total equity	$ 20,335.8		$ 21,315.3	17,527.3
Net debt/total equity	35.90%	35.90%	29.60%
Net debt/net total capital	26.40%	26.40%	22.80%
Total debt/total capital	29.80%	29.80%	26.70%
Interest coverage	5.2	5.2	10.6
Interest and preferred share dividend distribution coverage	4.5	4.5	9.4
Common shares
Financial Risk Management
Equity in stock	$ 15,340.7		$ 15,049.6
Preferred shares
Financial Risk Management
Equity in stock	1,335.5	$ 1,456.0	1,335.5
Holding company
Financial Risk Management
Borrowings	5,887.6		5,338.6	5,580.6
Insurance and reinsurance companies
Financial Risk Management
Borrowings	733.4		790.7	1,033.4
Non-insurance companies
Financial Risk Management
Borrowings	2,003.9		1,623.7	$ 2,200.0
Excluding consolidated non-insurance companies
Financial Risk Management
Holding company cash and investments (net of derivative obligations)	1,326.4		1,446.2
Borrowings	6,621.0		6,129.3
Net debt	5,294.6		4,683.1
Non-controlling interests	1,969.2		2,931.4
Total equity	$ 18,645.4		$ 19,316.5
Net debt/total equity	28.40%	28.40%	24.20%
Net debt/net total capital	22.10%	22.10%	19.50%
Total debt/total capital	26.20%	26.20%	24.10%
Interest coverage	5.9	5.9	13.0
Interest and preferred share dividend distribution coverage	4.9	4.9	11.1
Excluding consolidated non-insurance companies | Common shares
Financial Risk Management
Equity in stock	$ 15,340.7		$ 15,049.6
Excluding consolidated non-insurance companies | Preferred shares
Financial Risk Management
Equity in stock	1,335.5		1,335.5
Excluding consolidated non-insurance companies | Holding company
Financial Risk Management
Borrowings	5,887.6		5,338.6
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Financial Risk Management
Borrowings	$ 733.4		$ 790.7